INVENTORY, NET - Carrying Amount of Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Raw materials and consumables	$ 245	$ 254
Work in progress	139	119
Finished goods and other	196	340
Carrying amount of inventories	$ 580	$ 713